DESCRIPTION OF BUSINESS - License and Distribution Agreements (Juventas Cell Therapy Ltd.) (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Mar. 02, 2024 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Description of Business and Basis of Presentation
Entity assets freezed				¥ 250.0
Juventas Cell Therapy Ltd.
Description of Business and Basis of Presentation
Milestone payment	¥ 70.0	¥ 70.0	$ 10.0
Equity attributable to noncontrolling interest					¥ 240.9	$ 33.9
Entity assets freezed				¥ 190.0